Average Annual Total Returns{- Dynamic Capital Appreciation Portfolio} - 02.28 VIP Dynamic Capital Appreciation Portfolio Initial/Service/Service Class 2 PRO-10 - Dynamic Capital Appreciation Portfolio
	VIP Dynamic Capital Appreciation Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Dynamic Capital Appreciation Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Dynamic Capital Appreciation Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Dynamic Capital Appreciation Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Dynamic Capital Appreciation Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Dynamic Capital Appreciation Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Dynamic Capital Appreciation Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Dynamic Capital Appreciation Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Dynamic Capital Appreciation Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	24.63%	20.61%	17.50%	24.47%	20.49%	17.38%	24.27%	20.30%	17.19%	28.71%	18.47%	16.55%